UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


       Report for the Calendar Year or Quarter Ended:  September 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Offshore Fund, Ltd.

Address:  Hoplite Offshore Fund, Ltd.
          c/o Ogier Fiduciary Services (Cayman) Limited
          89 Nexus Way
          Camana Bay
          Grand Cayman KY1-9007
          Cayman Islands


13F File Number:  028-11652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   John T. Lykouretzos
Title:  Director
Phone:  (212) 849-6700


Signature, Place and Date of Signing:

  /s/John T. Lykouretzos         New York, New York         November 14, 2012
--------------------------     ----------------------     ---------------------
       [Signature]                 [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

     No.     Form 13F File Number     Name
     ---     --------------------     --------------------------------
      1.      028-10749                Hoplite Capital Management, LLC



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